Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,130,000
Previously Paid Amount	4,000.5
Total Fee Amount	4,000.5
Total Offset Amount	0
Net Fee	$ 0